Related Parties - Summary of Aggregate Amounts of AB InBev's Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Non-current assets	$ 199,891	$ 207,834
Current assets	26,519	28,814
Non-current liabilities	115,707	117,254
Current liabilities	32,352	34,841
Result from operations	9,620	16,098	$ 16,414	[1]
Profit attributable to equity holders of AB InBev	1,405	9,171	4,370	[1]
Jointly controlled entities [member]
Disclosure of joint ventures [line items]
Non-current assets	8	10	11
Current assets	2	3	5
Non-current liabilities	9	11	9
Current liabilities	12	10	12
Result from operations	3	3	4
Profit attributable to equity holders of AB InBev	$ 3	$ 3	$ 3

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.